Basis of preparation and presentation (Details 1)	12 Months Ended
Jun. 30, 2018
Buildings and improvements [Member] | Bottom of range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual depreciation rates %	P2Y
Buildings and improvements [Member] | Top of range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual depreciation rates %	P20Y
Equipment And Facilities [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual depreciation rates %	P10Y
Vehicles and agricultural machinery [Member] | Bottom of range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual depreciation rates %	P13Y
Vehicles and agricultural machinery [Member] | Top of range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual depreciation rates %	P20Y
Furniture And Fixtures [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual depreciation rates %	P10Y
Opening of areas [Member] | Bottom of range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual depreciation rates %	P10Y
Opening of areas [Member] | Top of range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual depreciation rates %	P20Y
Permanent cultures [Member] | Bottom of range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual depreciation rates %	P16Y
Permanent cultures [Member] | Top of range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual depreciation rates %	P27Y